Summary of Significant Accounting Policies and Use of Estimates - Schedule of Useful Lives for the Depreciation (Details)	Dec. 31, 2024
Furniture and Fixtures [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	7 years
Minimum [Member] | Rental electric scooters [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	2 years
Minimum [Member] | Rental Electric E-Bikes [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	2 years
Minimum [Member] | Rental Electric Mopeds [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	3 years
Minimum [Member] | Leaseholds and Leasehold Improvements [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	1 year
Maximum [Member] | Rental electric scooters [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	3 years
Maximum [Member] | Rental Electric E-Bikes [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	3 years
Maximum [Member] | Rental Electric Mopeds [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	4 years
Maximum [Member] | Leaseholds and Leasehold Improvements [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	5 years